INVESTMENTS (Details) - USD ($)			3 Months Ended	12 Months Ended
	Aug. 17, 2022	Jul. 28, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS
Total Investments - Beginning Balance				$ 7,196,359	$ 10,701,868
Additions				2,958,343	787,502
Distribution				(3,001,871)	(340,780)
Reclass of Investment for Acquisition					(2,045,309)
Impairment Expense			$ (817,875)		(817,875)
Acquisition of Equity Method Investment				(900,000)
(Loss) Gain on Equity Method Investments		$ 745,072		(2,006,639)	(1,089,047)
Total Investments - Ending Balance			4,246,192	4,246,192	7,196,359
LOB Group, Inc
INVESTMENTS
Total Investments - Beginning Balance				2,761,141	2,809,412
(Loss) Gain on Equity Method Investments				(457,671)	(48,271)
Total Investments - Ending Balance			2,303,470	2,303,470	2,761,141
N.R.O Management, LLC
INVESTMENTS
Total Investments - Beginning Balance				2,018,949	2,336,713
Additions				300,000
Acquisition of Equity Method Investment				(900,000)
(Loss) Gain on Equity Method Investments				(1,418,949)	(317,764)
Total Investments - Ending Balance					2,018,949
SoCal Hemp JV, LLC
INVESTMENTS
Total Investments - Beginning Balance					1,058,778
Additions				213,000	701,254
Impairment Expense					(817,875)
(Loss) Gain on Equity Method Investments				(213,000)	(942,157)
Total Investments - Ending Balance			0	0
ICANN, LLC
INVESTMENTS
Total Investments - Beginning Balance					2,045,309
Reclass of Investment for Acquisition					(2,045,309)
5042 Venice, LLC
INVESTMENTS
Total Investments - Beginning Balance				2,221,520	2,222,695
Additions				343
Distribution				(3,001,871)	(243,880)
(Loss) Gain on Equity Method Investments				780,008	242,705
Total Investments - Ending Balance					2,221,520
Ownership interest sold (as a percent)	50.00%
Lompoc TIC, LLC
INVESTMENTS
Total Investments - Beginning Balance				194,749	228,961
Additions					86,248
Distribution					(96,900)
(Loss) Gain on Equity Method Investments				(31,626)	(23,560)
Total Investments - Ending Balance			163,123	163,123	$ 194,749
5042 Real Estate Investment LLC
INVESTMENTS
Additions				2,445,000
(Loss) Gain on Equity Method Investments				(665,401)
Total Investments - Ending Balance			$ 1,779,599	$ 1,779,599
TIC Interest
INVESTMENTS
Ownership interest acquired (as a percent)	42.93%
Ownership interest acquired by related party (as a percent)	7.07%